Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares authorized	[1]	121,410,923	121,410,923	121,410,923
Ordinary shares issued	[1]	46,275,127	41,927,302	27,159,258
Ordinary shares outstanding	[1]	41,672,037	37,242,359	27,159,258
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares authorized	[1]	28,589,078	28,589,078	28,589,078
Ordinary shares issued	[1]	28,589,078	28,589,078	28,589,078
Ordinary shares outstanding	[1]	28,589,078	28,589,078	28,589,078

[1]	After giving effect of the reverse stock split, see Note 1.